Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Current Assets

	December 31, 2013	December 31, 2014
VAT recoverable	17,180	34,315
Available-for-sale equity security (a)	9,684	0
Receivable from the Group’s executives and employees (b)	4,522	4,506
Debt issuance cost (see note 17)	0	14,032
Others	36,307	29,438

	67,693	82,291

(a)	Available-for-sale equity security

As of December 31, 2013, available-for-sale equity security represented 8 million equity shares of Beijing Jingyuntong Technology Co., Ltd. (“JYT”) held by the Company’s subsidiary in the PRC, JXLDK. The equity shares in JYT accounted for approximately 1% of JYT’s total equity interests and are restricted for sale for a 36-month period after the completion of JYT’s initial public offering in the PRC in September 2011. The original cost of the security was US$1,568. The Group measured the security at its fair value as at each year end based on the quoted price of shares of JYT and reduced by a discount adjustment to reflect the sale restriction.

The unrealized (loss) gain of approximately US$(3,368), US$3,753 and US$2,338, net of tax benefit/ (expense) of US$1,122, US$(155) and US$(351) was recognized as other comprehensive income for the years ended December 31, 2012 and 2013 and for the period from January 1, 2014 to September 12, 2014 (date of sale), respectively.

On September 12, 2014, the Group sold its available-for-sale equity security for a consideration of US$12,465 to repay a portion of the penalty payable due to JYT. See Note 13(b).

As a result of the sale, the Group recorded a realized gain of US$10,897, which was recorded in “Gain on sale of available-for-sale equity security” in the Group’s consolidated statement of operations.

(b)	Receivable from the Group’s executives and employees

Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, of which a certain amount should be withheld by the Group from these existing or former executives and employees for payment to the PRC tax authorities. As of December 31, 2013 and 2014, the Group had an outstanding receivable, net of provision, from an existing executive of US$4,522 and US$4,506, respectively, in relation to the individual income tax liabilities arising from his exercise of share options, which are included in other current assets.